American Century Investments®
Quarterly Portfolio Holdings
Small Cap Growth Fund
January 31, 2020

Small Cap Growth - Schedule of Investments
JANUARY 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.9%
Aerospace and Defense — 2.3%
Aerojet Rocketdyne Holdings, Inc.(1)	248,864	12,958,348
Kratos Defense & Security Solutions, Inc.(1)	352,837	6,471,031
Mercury Systems, Inc.(1)	103,143	7,916,225
		27,345,604
Auto Components — 0.5%
Visteon Corp.(1)	75,117	5,995,088
Automobiles — 0.9%
Winnebago Industries, Inc.	181,910	9,961,392
Banks — 0.6%
Veritex Holdings, Inc.	266,619	7,550,650
Biotechnology — 12.3%
ACADIA Pharmaceuticals, Inc.(1)	183,736	7,338,416
Acceleron Pharma, Inc.(1)	123,027	11,168,391
Aimmune Therapeutics, Inc.(1)(2)	130,186	4,042,275
Amarin Corp. plc ADR(1)(2)	201,384	3,735,673
Amicus Therapeutics, Inc.(1)	540,835	4,780,981
Arcutis Biotherapeutics, Inc.(1)	127,461	2,778,650
Arena Pharmaceuticals, Inc.(1)	169,147	7,728,327
Biohaven Pharmaceutical Holding Co. Ltd.(1)	63,251	3,067,041
Blueprint Medicines Corp.(1)	86,477	5,486,966
ChemoCentryx, Inc.(1)	98,296	4,169,716
Deciphera Pharmaceuticals, Inc.(1)	58,920	3,690,160
FibroGen, Inc.(1)	148,298	6,206,271
Flexion Therapeutics, Inc.(1)(2)	249,041	4,363,198
Global Blood Therapeutics, Inc.(1)	83,559	5,453,060
Halozyme Therapeutics, Inc.(1)	355,715	6,751,471
Heron Therapeutics, Inc.(1)(2)	200,557	4,183,619
Immunomedics, Inc.(1)	321,369	5,967,822
Insmed, Inc.(1)	353,818	7,267,422
Iovance Biotherapeutics, Inc.(1)	242,226	5,265,993
Mirati Therapeutics, Inc.(1)	31,360	2,722,989
Natera, Inc.(1)	310,101	10,856,636
Principia Biopharma, Inc.(1)	61,079	3,215,809
PTC Therapeutics, Inc.(1)	130,104	6,700,356
REGENXBIO, Inc.(1)	89,328	3,888,448
Stoke Therapeutics, Inc.(1)(2)	109,178	3,052,617
Ultragenyx Pharmaceutical, Inc.(1)	92,254	4,847,948
Viela Bio, Inc.(1)	48,451	1,906,547
Viking Therapeutics, Inc.(1)(2)	446,865	2,806,312
Vir Biotechnology, Inc.(1)(2)	33,535	893,037
		144,336,151
Building Products — 3.0%
Builders FirstSource, Inc.(1)	424,265	10,519,651

Fortune Brands Home & Security, Inc.	96,940	6,660,747
Masonite International Corp.(1)	14,998	1,126,500
PGT Innovations, Inc.(1)	301,968	4,680,504
Trex Co., Inc.(1)	122,787	12,062,595
		35,049,997
Capital Markets — 2.0%
Ares Management Corp., Class A	330,886	11,931,749
Hamilton Lane, Inc., Class A	170,171	11,052,607
		22,984,356
Chemicals — 1.0%
Ferro Corp.(1)	541,045	7,401,496
Olin Corp.	322,612	4,797,240
		12,198,736
Commercial Services and Supplies — 4.8%
Brink's Co. (The)	172,026	14,482,869
Casella Waste Systems, Inc., Class A(1)	173,717	8,892,573
Clean Harbors, Inc.(1)	148,194	12,184,511
IAA, Inc.(1)	238,078	11,251,566
US Ecology, Inc.	170,881	9,229,283
		56,040,802
Communications Equipment — 0.6%
AudioCodes Ltd.	304,721	6,533,218
Construction and Engineering — 0.4%
Badger Daylighting Ltd.(2)	181,995	4,748,593
Containers and Packaging — 0.9%
Berry Global Group, Inc.(1)	236,727	10,065,632
Diversified Consumer Services — 2.3%
Chegg, Inc.(1)	444,280	18,317,664
Grand Canyon Education, Inc.(1)	103,328	8,088,516
		26,406,180
Electronic Equipment, Instruments and Components — 1.3%
Rogers Corp.(1)	30,768	3,622,932
SYNNEX Corp.	88,234	12,155,116
		15,778,048
Entertainment — 0.6%
World Wrestling Entertainment, Inc., Class A(2)	48,853	2,387,934
Zynga, Inc., Class A(1)	777,887	4,682,880
		7,070,814
Equity Real Estate Investment Trusts (REITs) — 3.0%
Americold Realty Trust	168,053	5,792,787
CoreSite Realty Corp.	50,624	5,945,789
Essential Properties Realty Trust, Inc.	399,635	11,033,922
Global Medical REIT, Inc.	431,556	6,300,718
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	193,034	6,580,529
		35,653,745
Food and Staples Retailing — 0.6%
Grocery Outlet Holding Corp.(1)	215,572	7,057,827
Gas Utilities — 0.6%
Chesapeake Utilities Corp.	66,946	6,440,875

Health Care Equipment and Supplies — 2.5%
ICU Medical, Inc.(1)	18,248	3,329,713
Insulet Corp.(1)	38,329	7,437,359
OrthoPediatrics Corp.(1)	121,899	5,598,821
Silk Road Medical, Inc.(1)	267,288	12,439,583
		28,805,476
Health Care Providers and Services — 5.6%
1Life Healthcare, Inc.(1)	111,639	2,463,873
Acadia Healthcare Co., Inc.(1)	219,803	7,062,270
Encompass Health Corp.	137,011	10,553,957
Ensign Group, Inc. (The)	251,928	11,387,146
HealthEquity, Inc.(1)	192,731	12,731,810
Pennant Group, Inc. (The)(1)	190,457	5,028,065
R1 RCM, Inc.(1)	1,310,734	16,384,175
		65,611,296
Health Care Technology — 2.8%
Health Catalyst, Inc.(1)(2)	280,969	9,173,638
Inspire Medical Systems, Inc.(1)	85,882	6,423,973
Teladoc Health, Inc.(1)(2)	173,090	17,604,984
		33,202,595
Hotels, Restaurants and Leisure — 2.4%
Churchill Downs, Inc.	114,752	16,567,894
Planet Fitness, Inc., Class A(1)	142,586	11,519,523
		28,087,417
Household Durables — 3.1%
Skyline Champion Corp.(1)	314,609	9,045,009
Tempur Sealy International, Inc.(1)	102,001	9,345,332
TopBuild Corp.(1)	160,587	18,388,817
		36,779,158
Household Products — 0.7%
Reynolds Consumer Products, Inc.(1)	284,657	8,126,957
Insurance — 5.0%
BRP Group, Inc., Class A(1)	551,039	8,309,668
eHealth, Inc.(1)	94,014	9,886,512
Goosehead Insurance, Inc., Class A(2)	213,411	11,135,786
Kinsale Capital Group, Inc.	140,566	16,055,449
Palomar Holdings, Inc.(1)	241,872	12,928,058
		58,315,473
Internet and Direct Marketing Retail — 0.3%
Etsy, Inc.(1)	81,214	3,964,055
IT Services — 4.0%
CACI International, Inc., Class A(1)	59,835	16,002,272
Genpact Ltd.	230,087	10,185,952
I3 Verticals, Inc., Class A(1)	257,135	8,302,889
Limelight Networks, Inc.(1)	1,134,877	5,663,036
Repay Holdings Corp.(1)	379,214	6,412,509
		46,566,658
Leisure Products — 0.8%
Callaway Golf Co.	439,316	9,410,149

Life Sciences Tools and Services — 2.1%
NeoGenomics, Inc.(1)	353,349	11,388,438
PRA Health Sciences, Inc.(1)	130,960	13,267,558
		24,655,996
Machinery — 3.5%
Chart Industries, Inc.(1)	208,220	13,321,916
Kennametal, Inc.	224,743	7,032,208
Navistar International Corp.(1)	232,639	8,519,240
RBC Bearings, Inc.(1)	80,900	12,580,759
		41,454,123
Oil, Gas and Consumable Fuels — 0.5%
Callon Petroleum Co.(1)	1,801,083	5,403,249
Paper and Forest Products — 0.4%
Boise Cascade Co.	135,519	4,905,788
Personal Products — 0.4%
Inter Parfums, Inc.	72,826	5,033,005
Pharmaceuticals — 3.2%
Catalent, Inc.(1)	294,322	17,983,074
Horizon Therapeutics plc(1)	232,593	8,022,133
MyoKardia, Inc.(1)	80,347	5,466,006
Optinose, Inc.(1)(2)	239,077	1,871,973
Reata Pharmaceuticals, Inc., Class A(1)	21,348	4,670,729
		38,013,915
Professional Services — 2.0%
ASGN, Inc.(1)	217,520	14,723,929
TriNet Group, Inc.(1)	143,276	8,175,328
		22,899,257
Real Estate Management and Development — 1.5%
Altus Group Ltd.(2)	179,629	5,884,024
FirstService Corp.	123,681	12,169,037
		18,053,061
Road and Rail — 0.5%
ArcBest Corp.	283,411	6,322,899
Semiconductors and Semiconductor Equipment — 4.2%
Entegris, Inc.	105,494	5,460,369
Inphi Corp.(1)	117,148	8,898,562
Lattice Semiconductor Corp.(1)	450,959	8,387,837
MKS Instruments, Inc.	50,274	5,269,721
Monolithic Power Systems, Inc.	43,338	7,418,166
Power Integrations, Inc.	87,346	8,531,084
Silicon Laboratories, Inc.(1)	48,661	4,783,863
		48,749,602
Software — 8.7%
Avalara, Inc.(1)	101,793	8,666,656
Bottomline Technologies de, Inc.(1)	164,456	8,814,842
Coupa Software, Inc.(1)	58,085	9,360,398
Elastic NV(1)	56,782	3,684,016
Fair Isaac Corp.(1)	16,881	6,792,577
Five9, Inc.(1)	201,700	14,467,941

Globant SA(1)	92,095	11,300,056
Model N, Inc.(1)	293,086	9,141,352
Paylocity Holding Corp.(1)	96,740	13,726,439
Rapid7, Inc.(1)	271,709	16,134,080
		102,088,357
Specialty Retail — 2.1%
Boot Barn Holdings, Inc.(1)	309,407	12,985,812
National Vision Holdings, Inc.(1)	324,952	11,087,362
		24,073,174
Textiles, Apparel and Luxury Goods — 0.9%
Crocs, Inc.(1)	280,314	10,626,704
Thrifts and Mortgage Finance — 1.0%
NMI Holdings, Inc., Class A(1)	378,138	12,070,165
Trading Companies and Distributors — 1.5%
Applied Industrial Technologies, Inc.	132,949	8,584,517
SiteOne Landscape Supply, Inc.(1)(2)	95,580	9,228,249
		17,812,766
Water Utilities — 0.5%
SJW Group	80,084	5,874,161
TOTAL COMMON STOCKS (Cost $931,340,593)		1,148,123,164
TEMPORARY CASH INVESTMENTS — 3.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 7.875%, 2/15/21 - 2/15/49, valued at $36,438,904), in a joint trading account at 1.35%, dated 1/31/20, due 2/3/20 (Delivery value $35,675,013)		35,671,000
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/45, valued at $1,936,756), at 0.65%, dated 1/31/20, due 2/3/20 (Delivery value $1,896,103)		1,896,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	18,253	18,253
TOTAL TEMPORARY CASH INVESTMENTS (Cost $37,585,253)		37,585,253
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $18,627,519)	18,627,519	18,627,519
TOTAL INVESTMENT SECURITIES — 102.7% (Cost $987,553,365)		1,204,335,936
OTHER ASSETS AND LIABILITIES — (2.7)%		(31,801,506)
TOTAL NET ASSETS — 100.0%		$1,172,534,430

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	951,951	USD	732,645	Morgan Stanley	3/31/20	$(13,346)
CAD	1,376,881	USD	1,054,286	Morgan Stanley	3/31/20	(13,907)
USD	20,381,293	CAD	26,805,395	Morgan Stanley	3/31/20	126,989
USD	642,871	CAD	845,191	Morgan Stanley	3/31/20	4,239
USD	593,396	CAD	779,861	Morgan Stanley	3/31/20	4,129
USD	509,343	CAD	664,188	Morgan Stanley	3/31/20	7,478
USD	531,879	CAD	700,113	Morgan Stanley	3/31/20	2,870
						$118,452

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $28,918,322. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)
Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $30,814,756, which includes securities collateral of $12,187,237.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,125,321,510	22,801,654	—
Temporary Cash Investments	18,253	37,567,000	—
Temporary Cash Investments - Securities Lending Collateral	18,627,519	—	—
	1,143,967,282	60,368,654	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	145,705	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	27,253	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.